Partnership Investment (Detail) (USD $) In Thousands, unless otherwise specified																					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2012 Liberty Gas Gathering Systems	Dec. 31, 2011 Liberty Gas Gathering Systems	Dec. 31, 2012 Victory Gas Gathering Systems	Dec. 31, 2011 Victory Gas Gathering Systems	Dec. 31, 2012 Rome Gas Gathering Systems	Dec. 31, 2011 Rome Gas Gathering Systems	Dec. 31, 2012 Panhandle Gas Gathering System Gas Gathering Systems	Dec. 31, 2011 Panhandle Gas Gathering System Gas Gathering Systems	Dec. 31, 2012 Utica East Ohio Midstream L L C Gas Gathering Systems	Dec. 31, 2012 Overfield Gas Gathering System Gas Gathering Systems	Dec. 31, 2011 Overfield Gas Gathering System Gas Gathering Systems	Dec. 31, 2012 Smithfield Gas Gathering Gas Gathering Systems	Dec. 31, 2011 Smithfield Gas Gathering Gas Gathering Systems	Dec. 31, 2012 Selbyville Gas Gathering Systems	Dec. 31, 2011 Selbyville Gas Gathering Systems	Dec. 01, 2011 Ranch Westex Jv LLC	Dec. 31, 2012 Ranch Westex Jv LLC Gas Gathering Systems	Dec. 31, 2012 Other Affiliates Gas Gathering Systems	Dec. 31, 2011 Other Affiliates Gas Gathering Systems
Schedule of Investments [Line Items]
Percentage of ownership interest			53.00%	33.75%		67.50%		33.75%		67.50%		49.00%	67.50%		67.50%		67.50%		33.00%	33.33%
Other gas gathering systems																					various
Investments	$ 1,297,811	$ 886,558		$ 264,625	$ 200,145	$ 178,011	$ 189,402	$ 160,087	$ 127,348	$ 149,654	$ 59,858	$ 125,416	$ 101,339	$ 75,797	$ 82,347	$ 67,134	$ 65,354	$ 76,251		$ 35,012	$ 135,966	$ 90,623